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Nuveen Hydepark Group, LLC                                       [HYDEPARK LOGO]
333 West Wacker Drive
Chicago, IL 60606
312.803.5520

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [X]; Amendment Number: ONE
This Amendment (Check only one.):   [X] IS A RESTATEMENT.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Nuveen HydePark Group, LLC
Address:       333 W. Wacker Dr., 30th Floor
               Chicago, IL 60606

13F File Number: 028-12742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mary E. Keefe
Title:      Vice President and Chief Compliance Officer
Phone:      312-917-7700

Signature,  Place, and Date of Signing:

/s/ Mary E. Keefe   Chicago, IL    August 30, 2011
-----------------   ------------   ---------------
/s/ Mary E. Keefe   City, State]   [Date]

AMENDMENT: CHANGES ON THE NUMBER OF OTHER MANAGERS INCLUDED AND LIST OF OTHER
           MANAGERS

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
None

                                                         FROM NUVEEN INVESTMENTS

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[NUVEEN INVESTMENTS LOGO]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   545

Form 13F Information Table Value Total:   $1,215,064
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #  Name
1     028-13469        NUVEEN INVESTMENT SOLUTIONS, INC.
2     028-11405        Nuveen Investments, Inc.
3     028-13193        IQ Investment Advisors LLC